TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2016
Taxes On Income [Line Items]
Revenues		$ 122,737	$ 145,600	$ 135,922
Israeli Income tax rate		23.00%	23.00%	23.00%
Tax-exempt period		2 years
Tax benefits description		The period of tax benefits, detailed above, is limited to the earlier of 12 years from the commencement of production, or 14 years from the approval date.
Dividend, withholding tax rate		15.00%
Patent use right, period		8 years
Expense deductible period		3 years
Net operating loss carry forwards		$ 81,510
Capital loss carry forwards		27,191
Undistributed earnings held by foreign subsidiaries		4,823
Amounts added to provision for ASC 740-10 during year		100
Foreign tax credits and foreign withholding taxes		171
Deferred tax assets valuation allowance		41,917	$ 37,801
Deferred Tax Asset, Tax Deferred Expense, Reserve and Accrual, Financing Receivable, Allowance for Credit Loss		$ 943
Israeli resident corporation [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		0.00%	0.00%	0.00%
Israeli resident individual [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		20.00%	20.00%	20.00%
non-Israeli resident [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate		20.00%	20.00%	20.00%
Minimum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate		10.00%
Tax-exempt period		5 years
Maximum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate		25.00%
Tax-exempt period		8 years
Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues	$ 10,000,000
Israeli Income tax rate	12.00%
Special Technological Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues	$ 10,000,000
Israeli Income tax rate	6.00%
Israel [Member]
Taxes On Income [Line Items]
Write-off prepaid and withholding taxes		$ 5,703
United States of America [Member] | Minimum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards		$ 2,429
Expiration of operating loss carry forward		Dec. 31, 2026
United States of America [Member] | Maximum [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards		$ 5,439
Expiration of operating loss carry forward		Dec. 31, 2037
Development Zone A [Member]
Taxes On Income [Line Items]
Israeli Income tax rate		7.50%			7.50%
Outside Development Zone [Member]
Taxes On Income [Line Items]
Israeli Income tax rate		16.00%			16.00%